Ohio National Fund, Inc.

Supplement dated June 21, 2019

to the Prospectus dated May 1, 2019

The following supplements and amends the prospectus dated May 1, 2019, as previously supplemented:

ON S&P 500® Index Portfolio

Under the section “Management,” information regarding Payal Gupta is added and information regarding Michael Trotter and Manav Verma is deleted.    The following information replaces the corresponding section in its entirety:

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Geode Capital Management, LLC (“Geode”) serves as the investment sub-adviser for the Portfolio. Geode has been a sub-adviser for the Portfolio since May 1, 2016. Deane Gyllenhaal has been a Senior Portfolio Manager of the Portfolio since May 2016. Louis Bottari has been a Senior Portfolio Manager of the Portfolio since March 2018 and previously was a Portfolio Manager of the Portfolio since May 2016. Peter Matthew has been a Portfolio Manager of the Portfolio since October 2016 and previously was an Assistant Portfolio Manager of the Portfolio since May 2016. Robert Regan has been a Portfolio Manager of the Portfolio since December 2016. Dan Glenn has been a Portfolio Manager of the Portfolio since January 2019. Payal Gupta has been a Portfolio Manager of the Portfolio since June 2019.

ON Nasdaq-100® Index Portfolio

Under the section “Management,” information regarding Payal Gupta is added and information regarding Michael Trotter and Manav Verma is deleted.    The following information replaces the corresponding section in its entirety:

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Geode Capital Management, LLC (“Geode”) serves as the investment sub-adviser for the Portfolio. Geode has been a sub-adviser for the Portfolio since May 1, 2016. Deane Gyllenhaal has been a Senior Portfolio Manager of the Portfolio since May 2016. Louis Bottari has been a Senior Portfolio Manager of the Portfolio since March 2018 and previously was a Portfolio Manager of the Portfolio since May 2016. Peter Matthew has been a Portfolio Manager of the Portfolio since October 2016 and previously was an Assistant Portfolio Manager of the Portfolio since May 2016. Robert Regan has been a Portfolio Manager of the Portfolio since December 2016. Dan Glenn has been a Portfolio Manager of the Portfolio since January 2019. Payal Gupta has been a Portfolio Manager of the Portfolio since June 2019.

ON S&P MidCap 400® Index Portfolio

Under the section “Management,” information regarding Payal Gupta is added and information regarding Michael Trotter and Manav Verma is deleted.    The following information replaces the corresponding section in its entirety:

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Geode Capital Management, LLC (“Geode”) serves as the investment sub-adviser for the Portfolio. Geode has been a sub-adviser for the Portfolio since December 19, 2016. Deane Gyllenhaal has been a Senior Portfolio Manager of the Portfolio since December 2016. Louis Bottari has been a Senior Portfolio Manager of the Portfolio since March 2018 and previously was a Portfolio Manager of the Portfolio since December 2016. Peter Matthew and Robert Regan have been Portfolio Managers of the Portfolio since December 2016. Dan Glenn has been a Portfolio Manager of the Portfolio since January 2019. Payal Gupta has been a Portfolio Manager of the Portfolio since June 2019.

Fund Management

Under the section “Management of Portfolios,” information regarding Payal Gupta is added and information regarding Michael Trotter and Manav Verma is deleted.    The following information replaces the corresponding section in its entirety:

Deane Gyllenhaal and Louis Bottari are Senior Portfolio Managers and Peter Matthew, Robert Regan, Dan Glenn and Payal Gupta are Portfolio Managers of the ON S&P 500® Index Portfolio, ON S&P MidCap 400® Index Portfolio, and ON Nasdaq-100® Index Portfolio.

Deane Gyllenhaal is a Senior Portfolio Manager. He has been with Geode since 2014. In addition to his portfolio management responsibilities, Mr. Gyllenhaal is responsible for new product development. Prior to joining Geode, Mr. Gyllenhaal was a Portfolio Manager with Hartford Investment Management from 2006 to 2014. Previously, he was a Senior Portfolio Manager within the Global Structured Products Group of State Street Global Advisors from 1996 to 2006.

Louis Bottari is a Senior Portfolio Manager. He has been with Geode since 2008. Prior to becoming a Senior Portfolio Manager, Mr. Bottari was a Portfolio Manager with Geode since 2010 and an Assistant Portfolio Manager with Geode since 2008. In addition to his portfolio management responsibilities, Mr. Bottari is responsible for new product development. Prior to joining Geode, Mr. Bottari was an Assistant Portfolio Manager with Pyramis Global Advisors from 2005 to 2008. Mr. Bottari began his career at Fidelity Investments in 1991.

Peter Matthew is a Portfolio Manager. He has been with Geode since 2007. Prior to joining Geode in 2007, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

Robert Regan is a Portfolio Manager. He has been with Geode since 2016. Prior to joining Geode, Mr. Regan was a Senior Implementation Portfolio Manager at State Street Global Advisors from 2008 to 2016. Previously, Mr. Regan was employed by PanAgora

Asset Management from 1997 to 2008, most recently as a Portfolio Manager. Mr. Regan began his career at Investors Bank and Trust.

Dan Glenn is a Portfolio Manager. He has been with Geode since 2018. Prior to joining Geode, Mr. Glenn was an Associate Portfolio Manager at Proshares from 2016 to 2018. Previously, Mr. Glenn worked as an Operations Associate at Declaration Management and Research LLC from 2007 to 2009.

Payal Gupta is a Portfolio Manager. She has been with Geode since 2019. Prior to joining Geode, Ms. Gupta was employed by State Street Global Advisors from 2005 to 2019, most recently as a Senior Portfolio Manager. Previously, Ms. Gupta worked at Concentra Integrated Services and at Morgan Stanley.

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